At December 31, 2021 and 2020, inventories consist of: (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Total inventories, net of obsolescence			$ 10,926
Turnongreen Inc [Member]
Raw materials, parts and supplies	$ 1,090,000	$ 594,000	104,000
Finished products	1,613,000	652,000	228,000
Total inventories, net of obsolescence	$ 2,703,000	$ 1,246,000	$ 332,000